Consolidated Statements of Financial Position - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 95	$ 121
Short-term investments and deposits	96	92
Trade receivables	778	990
Inventories	1,312	1,290
Other receivables	403	295
Total current assets	2,684	2,788
Non-current assets
Investments at fair value through other comprehensive income	111	145
Deferred tax assets	109	122
Property, plant and equipment	5,331	4,663
Intangible assets	652	671
Other non-current assets	286	387
Total non-current assets	6,489	5,988
Total assets	9,173	8,776
Current liabilities
Short-term credit	420	610
Trade payables	712	715
Provisions	42	37
Other current liabilities	587	647
Total current liabilities	1,761	2,009
Non-current liabilities
Long-term debt and debentures	2,181	1,815
Deferred tax liabilities	341	297
Long-term employee liabilities	575	501
Provisions	202	229
Other non-current liabilities	52	10
Total non-current liabilities	3,351	2,852
Total liabilities	5,112	4,861
Equity
Total shareholders' equity	3,925	3,781
Non-controlling interests	136	134
Total equity	4,061	3,915
Total liabilities and equity	$ 9,173	$ 8,776